SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Long-term Loans

	December 31, 2013	December 31, 2012
- R4.5 billion Facilities(a)	192.5	—
- Bridge Loan Facilities(b)	—	—
- Long-term credit facilities(c)	—	350.1
- Short-term credit facilities(d)	—	142.4

	192.5	492.5
Short-term loans and current portion of long-term loans	(48.3)	—

Long-term loans	144.2	492.5

Schedule of Debt Maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2013 is tabulated below:

Maturity	December 31, 2013	December 31, 2012
within one year	48.4	—
later than one year and not later than two years	48.4	492.5
later than two years and not later than three years	95.7	—

	192.5	492.5

Bridge Loan Facilities [Member]
Schedule of Long-term Loans

	December 31, 2013	December 31, 2012
Loan advanced	476.0	—
Loans repaid	(476.0)	—

Closing balance	—	—

R4.5 Billion Facilities [Member]
Schedule of Long-term Loans

	December 31, 2013	December 31, 2012
Loan advanced	207.4	—
Translation	(14.9)	—

Closing balance	192.5	—

Reconciliation of facilities:
Term loan	192.5	—
RCF	—	—

	192.5	—

Long-Term Credit Facilities [Member]
Schedule of Long-term Loans

	December 31, 2013	December 31, 2012
Opening balance	350.1	—
Loan advanced	52.1	366.3
Loans repaid	(364.6)	—
Translation	(37.6)	(16.2)

Closing balance	—	350.1

Short-Term Credit Facilities [Member]
Schedule of Long-term Loans

	December 31, 2013	December 31, 2012
Opening balance	142.4	—
Loan advanced	57.3	149.0
Loan repaid	(184.4)	—
Translation	(15.3)	(6.6)

Closing balance	—	142.4